SEGMENT INFORMATION - Total Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total consolidated assets	$ 10,409,782	$ 10,432,563	$ 8,813,639
Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	7,658,316	7,795,847	6,401,859
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	145,631	173,150	159,927
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	496,455	501,105	573,814
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,183,460	3,133,680	3,148,657
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,832,770	3,987,912	2,519,461
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	946,540	1,070,723	631,377
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 1,804,926	$ 1,565,993	$ 1,780,403